SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
a)Statement of compliance
The interim condensed consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, have been omitted or condensed.

These condensed consolidated financial statements as of and for the three and six months ended June 30, 2022 were approved and authorized for issue by the Board of Directors of the partnership on August 5, 2022.
b)Basis of presentation
The interim condensed consolidated financial statements are prepared using the same accounting policies and methods as those used in the consolidated financial statements for the year ended December 31, 2021. Consequently, the information included in these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the partnership’s annual report on Form 20-F for the year ended December 31, 2021.

During the fourth quarter of 2021, as a result of a change in accounting policy, the partnership reclassified depreciation and amortization expense, which was previously presented as a separate line item, to direct commercial property expense and direct hospitality expense. Prior period amounts were also adjusted to reflect this change, which resulted in an increase of $18 million and $38 million to direct commercial property expense and $50 million and $98 million to direct hospitality expense for the three and six months ended June 30, 2021, respectively, with equal and offsetting decreases to depreciation and amortization expense. This reclassification had no impact on revenues or net income.

The interim condensed consolidated financial statements are unaudited and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with IFRS. The results reported in these interim condensed consolidated financial statements should not necessarily be regarded as indicative of results that may be expected for the entire year.

The interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. Dollars rounded to the nearest million unless otherwise indicated.

c)Critical judgements and estimates in applying accounting policies
The preparation of the partnership’s interim condensed consolidated financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the partnership’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Summary of Significant Accounting Policies, to the partnership’s consolidated financial statements for the year ended December 31, 2021 and have been consistently applied in the preparation of the interim condensed consolidated financial statements as of and for the three and six months ended June 30, 2022.

The coronavirus pandemic ("COVID-19") has adversely impacted general economic, political and market factors in the countries in which the partnership does business, including the recent global economic shutdown. In 2021 and 2022, the global economy has, with certain setbacks, begun reopening, and wider distribution of vaccines will likely encourage greater economic activity. The partnership has seen recovery across the various geographies in which the partnership owns and operates its investment properties, and property, plant and equipment. There remains a residual risk arising from any emerging or future variants of COVID-19 and any resulting responses from global government authorities. As a result of this residual risk, there remains some uncertainty in the near-term surrounding leasing trends, market rates, and the ability to exit investments in the partnership’s expected timeframe, which the partnership will continue to monitor and mitigate in the determination of the fair value of investment properties as of June 30, 2022.
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the partnership’s property, plant and equipment and intangible assets for potential impairment as a result of COVID-19. Consideration is given to a combination of factors, including but not limited to forecasts of revenues and expenses, valuations of assets, and projections of market trends and economic environments.